Interests in Subsidiaries - Summary of Information About Principal Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
MD South Tenements Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity		MD South Tenements Pty Ltd
Place of business / country of incorporation		Australia
Functional Currency		AUD
Ownership interest held of the Group	100.00%	100.00%
Principal activities		Graphite exploration
Novonix Battery Technology Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity		NOVONIX Battery Technology Solutions, Inc.
Place of business / country of incorporation		Canada
Functional Currency		CAN
Ownership interest held of the Group	100.00%	100.00%
Principal activities		Battery technology services.
Novonix Corp
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity		NOVONIX Corp
Place of business / country of incorporation		USA
Functional Currency		USD
Ownership interest held of the Group	100.00%	100.00%
Principal activities		Investment
Novonix Anode Materials LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity		NOVONIX Anode Materials, LLC
Place of business / country of incorporation		USA
Functional Currency		USD
Ownership interest held of the Group	100.00%	100.00%
Principal activities		Battery materials development
NOVONIX 1029, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity		NOVONIX 1029, LLC
Place of business / country of incorporation		USA
Functional Currency		USD
Ownership interest held of the Group	100.00%	100.00%
Principal activities		Real estate borrower